Commitments (Details 2)	Dec. 31, 2015 USD ($)
Investment commitments
Capital commitment	$ 7,760,492
Guojinwenying
Investment commitments
Capital commitment	1,427,144
Shanghai HuijuAsset Management Co., Ltd.
Investment commitments
Capital commitment	792,858
Shanghai Jingzhou Asset Management Co., Ltd.
Investment commitments
Capital commitment	285,429
Zipai
Investment commitments
Capital commitment	1,617,430
Shanghai Jufu Assets Management Co., Ltd.
Investment commitments
Capital commitment	777,001
Xinhao
Investment commitments
Capital commitment	777,001
Qianchang
Investment commitments
Capital commitment	745,286
Shanghai Zhouzhi Investment Management Co., Ltd.
Investment commitments
Capital commitment	634,286
Shanghai Zhoushi Asset Management Co., Ltd.
Investment commitments
Capital commitment	310,800
Hehui
Investment commitments
Capital commitment	233,100
Others
Investment commitments
Capital commitment	$ 160,157